DISCLOSURE OF DETAILED INFORMATION ABOUT PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Trade payable	$ 2,387,778	$ 741,807
Accruals	1,545,410	457,773
Bonus accrual	329,667	106,570
Trade and other payables	$ 4,262,855	$ 1,306,150